Commitments and Contingencies - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jan. 31, 2021
Straight Line Rent Adjustments	$ 500,000	$ 400,000	$ 1,000,000	$ 800,000
Deferred Rent Credit, Current	$ 400,000		$ 400,000		$ 400,000
Rigetti Holdings Inc [Member]
Straight Line Rent Adjustments					1,500,147	$ 1,722,040
Deferred Rent Credit, Current					$ 349,629	$ 381,300